The Hartford MidCap Value Fund Investment Strategy - The Hartford MidCap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in mid-capitalization companies, focusing on securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes are undervalued in the marketplace. The Fund’s investment strategy employs a contrarian approach to stock selection. The approach uses extensive research to seek to identify companies whose fundamentals are not adequately reflected in the market price of their securities. The Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2025, this range was approximately $502.96 million to $100.79 billion. The market capitalization range of these indices changes over time. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), the Fund will revise its 80% investment policy. Specifically, effective upon the compliance date of amendments to Rule 35d-1, under normal circumstances, the Fund will invest at least 80% of its assets in securities of mid-capitalization value companies. Wellington Management will determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included within a third-party value index (e.g. the MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the Russell Midcap Index. A company may be determined to be a value company under any of these factors.